Non-controlling interest (Tables)	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Schedule of non controlling interest

	May 31, 2026	August 31, 2025
Balance at beginning of period	$17,015	$11,136
Non-controlling interest’s 45% share of Buckreef’s comprehensive income	15,803	5,879
Balance at end of period	$32,818	$17,015

Schedule of changes to the non-controlling interest

	Three months ended May 31,		Nine months ended May 31,
Income Statement	2026	2025	2026	2025
Revenue	$32,848	$12,474	$92,037	$34,109
Depreciation	1,891	823	5,003	2,309
Accretion expense	225	190	651	615
Income tax expense	7,742	1,110	19,112	2,945
Comprehensive income for the period	12,293	2,940	35,118	6,797

Schedule of summarized financial information

Statement of Financial Position	May 31, 2026	August 31, 2025
Current assets	$45,624	$21,223
Non-current assets	105,454	89,368
Current liabilities	(28,021)	(21,398)
Non-current liabilities	(22,635)	(18,428)
Advances from parent, net	(21,090)	(26,567)

Schedule of Statement of Cash Flows

	Nine months ended May 31,
Statement of Cash Flows	2026	2025
Cash provided by operating activities	$28,838	$12,055
Cash used in investing activities	(22,974)	(10,917)
Cash used in financing activities	(4,059)	(1,135)